Shareholders' Equity	12 Months Ended
Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Shareholders' Equity
Shareholders’ Equity
Share capital

	As of June 30,		As of June 30,
	2018	2017	2018	2017
	(number of shares)		(U.S. $ in thousands)
Details
Class A ordinary shares	105,371,800	91,979,704	$10,537	$9,198
Class B ordinary shares	129,942,506	135,283,942	12,994	13,528
	235,314,306	227,263,646	$23,531	$22,726
Movements in Class A ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of July 1, 2016	75,505,973	$7,550
Conversion of Class B ordinary shares	6,326,879	633
Exercise of share options	5,487,334	549
Issuance for settlement of RSUs	4,510,995	451
Vesting of share options that were early exercised	148,523	15
Balance as of June 30, 2017	91,979,704	9,198
Conversion of Class B ordinary shares	5,861,707	587
Exercise of share options	1,902,084	190
Issuance for settlement of RSUs	5,253,809	525
Vesting of share options that were early exercised	374,496	37
Balance as of June 30, 2018	105,371,800	$10,537
Movements in Class B ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of July 1, 2016	140,696,234	$14,070
Exercise of share options	914,587	91
Conversion to Class A ordinary shares	(6,326,879)	(633)
Balance as of June 30, 2017	135,283,942	13,528
Exercise of share options	520,271	53
Conversion to Class A ordinary shares	(5,861,707)	(587)
Balance as of June 30, 2018	129,942,506	$12,994
Ordinary shares
Nominal value
Ordinary shares have a nominal value of $0.10.
Conversion
If the aggregate number of Class B ordinary shares comprises less than 10% of the total shares of the Company then in issue, each Class B ordinary share will automatically convert into one Class A ordinary share.
Upon consent of at least 66.66% of the Class B ordinary shares, each Class B ordinary share will convert into one Class A ordinary share. A Class B ordinary shareholder may elect at any time to convert any of its Class B ordinary shares into Class A ordinary shares on a one-for-one basis. Upon a transfer of Class B ordinary shares to a person or entity that is not a permitted Class B ordinary share transferee as defined in the Company’s articles of association, each Class B ordinary share transferred converts into one Class A ordinary share.
Dividend rights
Any dividend declared by the Company shall be paid on the Class A ordinary shares and the Class B ordinary shares pari passu as if they were all shares of the same class.
Voting rights
Each Class A ordinary share is entitled to one vote. Each Class B ordinary share is entitled to 10 votes.
Preference shares
Upon the closing of our IPO, all then-outstanding Series A preference shares automatically converted into an aggregate of 12.4 million Class A ordinary shares and all then-outstanding Series B preference shares automatically converted into an aggregate of 15.0 million Class B ordinary shares.
Restricted shares
Upon the closing of our IPO, all then-outstanding restricted shares automatically converted into an aggregate of 17.2 million Class A ordinary shares.
Reserves
Reserves comprise the following:

	As of June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Reserves
Share premium	$454,766	$450,959	$441,734
Other capital reserves	557,100	437,346	244,335
Cash flow hedge reserve	(3,624)	2,215	—
Foreign currency translation reserve	4,407	4,289	4,149
Investments at fair value through other comprehensive income reserve	(844)	(258)	550
Total reserves	$1,011,805	$894,551	$690,768

Amount
(U.S. $ in thousands)
Share premium
Balance as of July 1, 2016	$441,734
Share options exercise	8,858
Early exercise vesting	367
Balance as of June 30, 2017	450,959
Share options exercise	3,761
Early exercise vesting	46
Balance as of June 30, 2018	$454,766

Amount
(U.S. $ in thousands)
Other capital reserves
Balance as of July 1, 2016	$244,335
Share issuance for settlement of RSUs	(451)
Replacement equity awards related to business combination	20,193
Share-based payments	137,458
Tax benefit from share plans	35,811
Balance as of June 30, 2017	437,346
Share issuance for settlement of RSUs	(525)
Share-based payments	162,873
Tax benefit from share plans	140
Reduction in deferred tax assets	(42,734)
Balance as of June 30, 2018	$557,100

Amount
(U.S. $ in thousands)
Cash flow hedge reserve
Balance as of July 1, 2016	$—
Net gain on derivative instruments	2,215
Balance as of June 30, 2017	2,215
Net loss on derivative instruments	(5,839)
Balance as of June 30, 2018	$(3,624)

Amount
(U.S. $ in thousands)
Foreign currency translation reserve
Balance as of July 1, 2016	$4,149
Translation adjustment	140
Balance as of June 30, 2017	4,289
Translation adjustment	118
Balance as of June 30, 2018	$4,407

Amount
(U.S. $ in thousands)
Investments at fair value through other comprehensive income reserve
Balance as of July 1, 2016	$550
Net change in unrealized gain (loss) on investments classified at fair value through other comprehensive income, net of tax	(808)
Balance as of June 30, 2017	(258)
Net change in unrealized gain (loss) on investments classified at fair value through other comprehensive income	(586)
Balance as of June 30, 2018	$(844)

Share premium

Share premium consists of additional consideration for shares above the nominal value of shares in issue.

Other capital reserves

Capital redemption and merger reserves
The Company has capital redemption and merger reserves of $35.0 million at June 30, 2018, 2017 and 2016. They are comprised of a $98.0 thousand capital redemption reserve that is a non-distributable reserve arising on the redemption of redeemable shares and a $34.9 million merger reserve representing the difference between the nominal value of the shares issued by the Company in a prior reorganization and the share capital and share premium account prior to reorganization.

Share-based payments reserve

Share-based payments represent the current period’s expense related to the fair value of RSUs and share options issued to employees. Tax benefits from share plans represent the deferred tax benefit of share-based payments in excess of the expense already recognized over the life of the share-based award. The total deferred tax benefit is determined using the intrinsic value of the share-based award as at the reporting date. Issuance of ordinary shares for settlement of RSUs represents the release of ordinary shares to our employees as RSUs vest. Shares withheld related to net share settlement of RSUs represents the portion of employees' RSUs that were withheld to meet their withholding tax obligations upon the IPO vesting event. This settlement option was only offered upon our IPO, and following the IPO, employees’ RSUs are sold in order to cover their tax obligations.

Cash flow hedge reserve

The change in fair value for the Group’s derivatives designated as hedging instruments are recognized in other comprehensive income and accumulated in a separate reserve within equity. The effect of the cash flow hedges determined to be effective is reclassified to the consolidated statements of operations in the same period as the hedged transactions. Gains or losses related to ineffective portion of cash flow hedges, if any, are recognized immediately to the consolidated statements of operations.

Foreign currency translation reserve

Exchange differences arising on translation of foreign subsidiaries are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to the consolidated statements of operations when the net investment is disposed.

Investments at fair value through other comprehensive income reserve

The change in fair value for the Group’s financial instruments classified at fair value through other comprehensive income are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to the consolidated statements of operations upon the sale of the investment or at maturity date.